Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Leases
Land use rights with total carrying amount	¥ 749,275	¥ 887,977		$ 105,533
Options to terminate the leases (true or false)	true
Operating lease cost	¥ 344,606	409,196	¥ 461,542
Cash paid for amounts included in the measurement of operating lease liabilities	331,579	471,214	503,127
Right-of-use assets obtained in exchange for operating lease obligations	215,209	336,381	763,919
Short-term lease cost	¥ 42,300	¥ 27,400	¥ 31,400
Weighted average remaining lease term (in years)	2 years 11 months 1 day	3 years 2 months 19 days		2 years 11 months 1 day
Weighted average discount rate	3.77%	3.82%		3.77%
Equal to or more than
Leases
Remaining lease terms (in months or years)	1 month			1 month
Less than
Leases
Remaining lease terms (in months or years)	67 years			67 years
ASC 842 | Cumulative effect of changes in accounting principles | Land use rights
Leases
Land use rights with total carrying amount	¥ 4,100,000	¥ 4,100,000